OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]

	2021	2020
	US$’000	US$’000
Current:
Deposits	809	291
Prepayments	2,051	3,471
Voyages in progress	15,076	9,126
Loan receivables	613	1,229
Due from joint ventures	6	1
Other receivables	3,869	4,630
	22,424	18,748
Included in assets of a disposal group held for sale (Note 38)	-	(7)
	22,424	18,741
Non-current:
Prepayments	380	-

	22,804	18,741